CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,095,469,695	939,942,783	502,936,805
Common stock, shares outstanding	1,095,469,695	939,942,783	502,936,805